Acquisitions and Disposals - Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Sep. 28, 2020
Net assets acquired:
Right of use of assets	£ 966	£ 740	£ 830
Goodwill	10,562	£ 10,552	10,597
Other tangible or intangible assets transferred	6
Tesaro, Inc.[member]
Net assets acquired:
Intangible assets	3,092
Property, plant and equipment	6
Right of use of assets	40
Inventory	162
Trade and other receivables	115
Other assets including cash and cash equivalents	254
Trade and other payables	(282)
Net deferred tax liabilities	(252)
Other liabilities	(5)
Term loan	(445)
Goodwill	1,169
Total	3,854
Cash consideration paid	3,854
Total consideration	3,854
Pfizer Biotech Corporation Taiwan [member]
Net assets acquired:
Intangible assets			2
Property, plant and equipment			5
Inventory			5
Trade and other receivables			6
Cash and cash equivalents recognised as of acquisition date			21
Trade and other payables			(20)
Net Assets Liabilities Excluding Goodwill As Of Acquisition Date			19
Non-controlling interest			(14)
Goodwill			124	£ 124
Total			129
Non-cash consideration (settlement of a promissory note)			129
Total consideration			£ 129
Pfizer's Consumer Health Business [member]
Net assets acquired:
Intangible assets	12,357
Property, plant and equipment	354
Right of use of assets	39
Inventory	986
Trade and other receivables	546
Other assets including cash and cash equivalents	302
Trade and other payables	(779)
Net deferred tax liabilities	(2,591)
Other liabilities	(99)
Non-controlling interest	(3,577)
Goodwill	3,854
Total	11,392
Pfizer's Consumer Health Business [member] | GSK consumer health care holdings [member]
Net assets acquired:
Consideration settled by shares in GSK CH Holdings	11,392
Total consideration	11,392
Other [member]
Net assets acquired:
Trade and other receivables	35
Other assets including cash and cash equivalents	16
Trade and other payables	(39)
Total	12
Other [member] | GSK consumer health care holdings [member]
Net assets acquired:
Cash consideration paid	6
Total consideration	£ 12